SCHEDULE OF BUSINESS ACQUISITION (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2022
Liabilities assumed:
Goodwill	$ 2,499,753
Purchase consideration paid:
Purchase consideration of common stock	18,414,000
Purchase consideration of promissory note	3,700,000
Purchase consideration of promissory note	1,000,000
Total purchase consideration paid	23,114,000
Empire Services Inc [Member]
Liabilities assumed:
Cash	141,027
Deposits	1,150
Notes receivable – related party	1,515,778
Property and equipment, net	3,224,337
Right of use and other assets	3,585,961
Licenses	21,274,000
Intellectual Property	3,036,000
Customer Base	2,239,000
Goodwill	2,499,753
Total assets acquired at fair value	37,517,006
Accounts payable	845,349
Advances and environmental remediation liabilities	4,143,816
Note payable	5,684,662
Other liabilities	3,729,219
Total liabilities assumed	14,403,046
Net assets acquired	$ 23,114,000